Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000143207 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000143207 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000143207 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000143207 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000143207 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143207 | 886364231 | Fundstrat Granny Shots US Large Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143207 | 464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143207 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143207 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143207 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143207 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	3.70%
C000143207 | Equities886364231
Holdings [Line Items]
Percent of Total Investments	96.30%
C000143207 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000143207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000143207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143207 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143207 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143207 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000143208 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000143208 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000143208 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000143208 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000143208 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143208 | 886364231 | Fundstrat Granny Shots US Large Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143208 | 464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143208 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143208 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143208 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143208 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	3.70%
C000143208 | Equities886364231
Holdings [Line Items]
Percent of Total Investments	96.30%
C000143208 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000143208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000143208 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143208 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143208 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143208 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000143209 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000143209 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000143209 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000143209 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000143209 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143209 | 886364231 | Fundstrat Granny Shots US Large Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143209 | 464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143209 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143209 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143209 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143209 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	3.70%
C000143209 | Equities886364231
Holdings [Line Items]
Percent of Total Investments	96.30%
C000143209 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000143209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000143209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143209 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143209 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143209 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143209 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000143210 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000143210 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000143210 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000143210 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000143210 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143210 | 886364231 | Fundstrat Granny Shots US Large Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143210 | 464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143210 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143210 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143210 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143210 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	3.70%
C000143210 | Equities886364231
Holdings [Line Items]
Percent of Total Investments	96.30%
C000143210 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000143210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000143210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143210 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143210 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143210 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143210 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000152642 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152642 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152642 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152642 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152642 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152642 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152642 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152642 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152642 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152642 | 910047109 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152642 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000152642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000152642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152642 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152642 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152642 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000152642 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	12.00%
C000152642 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.00%
C000152642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152645 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152645 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152645 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152645 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152645 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152645 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152645 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152645 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152645 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152645 | 910047109 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152645 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000152645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152645 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000152645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152645 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152645 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152645 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000152645 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	12.00%
C000152645 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.00%
C000152645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152646 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152646 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152646 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152646 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152646 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152646 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152646 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152646 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152646 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152646 | 910047109 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152646 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000152646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000152646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152646 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152646 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152646 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000152646 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	12.00%
C000152646 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.00%
C000152646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152643 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152643 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152643 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152643 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152643 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152643 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152643 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152643 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152643 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152643 | 910047109 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152643 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000152643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000152643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152643 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152643 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152643 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000152643 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	12.00%
C000152643 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.00%
C000152643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152644 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152644 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152644 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152644 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152644 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152644 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152644 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152644 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152644 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152644 | 910047109 | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152644 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000152644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152644 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000152644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152644 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152644 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152644 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000152644 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	12.00%
C000152644 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.00%
C000152644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174412 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000174412 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000174412 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000174412 | 886364231 | Fundstrat Granny Shots US Large Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174412 | 464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174412 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174412 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174412 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000174412 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174412 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000174412 | Equity
Holdings [Line Items]
Percent of Net Asset Value	73.80%
C000174412 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	100.00%
C000213465 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213465 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213465 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000213465 | 886364231 | Fundstrat Granny Shots US Large Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000213465 | 464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213465 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213465 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213465 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000213465 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000213465 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000213465 | Equity
Holdings [Line Items]
Percent of Net Asset Value	73.80%
C000213465 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	100.00%
C000174413 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000174413 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000174413 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000174413 | 886364231 | Fundstrat Granny Shots US Large Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174413 | 464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174413 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174413 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174413 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000174413 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174413 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000174413 | Equity
Holdings [Line Items]
Percent of Net Asset Value	73.80%
C000174413 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236511 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000236511 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000236511 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000236511 | 78468R622 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000236511 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236511 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000236511 | Fixed Income - Other46435G102
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236512 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000236512 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000236512 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000236512 | 78468R622 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000236512 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236512 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000236512 | Fixed Income - Other46435G102
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236510 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000236510 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000236510 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000236510 | 78468R622 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000236510 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236510 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000236510 | Fixed Income - Other46435G102
Holdings [Line Items]
Percent of Total Investments	100.00%

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